Segment Information (Details) customers in Millions		3 Months Ended								12 Months Ended
		Sep. 30, 2016 USD ($) state customers regulated_gas_distributions_divisions	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) segment state customers regulated_gas_distributions_divisions	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Segment Reporting Information Profit Loss [Abstract]
Operating revenues		$ 433,643,000	$ 456,212,000	$ 890,040,000	$ 674,753,000	$ 411,143,000	$ 455,505,000	$ 1,173,096,000	$ 887,241,000	$ 2,454,648,000	$ 2,926,985,000	$ 3,243,904,000
Purchased gas cost										746,192,000	1,295,675,000	1,722,060,000
Gross profit		369,716,000	391,629,000	512,684,000	434,427,000	344,265,000	368,134,000	505,571,000	413,340,000	1,708,456,000	1,631,310,000	1,521,844,000
Operating expenses
Operation and maintenance										538,592,000	516,406,000	482,476,000
Depreciation and amortization										290,791,000	272,408,000	251,672,000
Taxes, other than income										221,843,000	230,264,000	210,474,000
Total operating expenses										1,051,226,000	1,019,078,000	944,622,000
Operating income		84,449,000	128,396,000	251,656,000	192,729,000	74,347,000	111,001,000	242,000,000	184,884,000	657,230,000	612,232,000	577,222,000
Miscellaneous income (expense), net										(234,000)	(819,000)	(3,003,000)
Interest charges										114,812,000	116,241,000	129,276,000
Income (loss) before income taxes										542,184,000	495,172,000	444,943,000
Income tax expense										196,642,000	189,549,000	174,612,000
Income from Continuing Operations, Net of Tax		34,850,000	66,143,000	143,003,000	101,546,000	23,908,000	52,487,000	133,142,000	96,086,000	345,542,000	305,623,000	270,331,000
Net income from discontinued operations, net of tax		(610,000)	5,050,000	(1,193,000)	1,315,000	(393,000)	3,794,000	4,542,000	1,509,000	4,562,000	9,452,000	19,486,000
Net income		34,240,000	71,193,000	141,810,000	102,861,000	23,515,000	56,281,000	137,684,000	97,595,000	350,104,000	315,075,000	289,817,000
Capital expenditures										1,086,950,000	963,621,000	824,441,000
ASSETS
Net property, plant and equipment	[1]	8,268,606,000				7,416,700,000				8,268,606,000	7,416,700,000
Investment in subsidaries		0				0				0	0
Current assets
Cash and cash equivalents		47,534,000				28,653,000				47,534,000	28,653,000	42,258,000	$ 66,199,000
Assets from risk management activities current		3,029,000				378,000				3,029,000	378,000
Current assets of disposal group classified as held for sale		151,117,000				139,055,000				151,117,000	139,055,000
Other current assets		483,035,000				458,598,000				483,035,000	458,598,000
Intercompany receivables		0				0				0	0
Total current assets		681,686,000				626,306,000				681,686,000	626,306,000
Goodwill	[2]	726,962,000				726,257,000				726,962,000	726,257,000
Assets from risk management activities noncurrent		1,822,000				368,000				1,822,000	368,000
Noncurrent assets of disposal group classified as held for sale		28,616,000				30,385,000				28,616,000	30,385,000
Deferred charges and other assets		305,019,000				275,424,000				305,019,000	275,424,000
Total assets		10,010,889,000				9,075,072,000				10,010,889,000	9,075,072,000
CAPITALIZATION AND LIABILITIES
Shareholders' equity		3,463,059,000				3,194,797,000				3,463,059,000	3,194,797,000	3,086,232,000	$ 2,580,409,000
Long-term debt		2,188,779,000				2,437,515,000				2,188,779,000	2,437,515,000
Total capitalization		5,651,838,000				5,632,312,000				5,651,838,000	5,632,312,000
Current liabilities
Current maturities of long-term debt		250,000,000				0				250,000,000	0
Short-term debt		829,811,000				457,927,000				829,811,000	457,927,000
Liabilities from risk management activities current		56,771,000				9,568,000				56,771,000	9,568,000
Current liabilities of disposal group classified as held for sale		72,900,000				74,560,000				72,900,000	74,560,000
Other current liabilities		635,570,000				622,336,000				635,570,000	622,336,000
Intercompany payables		0				0				0	0
Total current liabilities		1,788,281,000				1,154,823,000				1,788,281,000	1,154,823,000
Deferred income taxes		1,603,056,000				1,411,315,000				1,603,056,000	1,411,315,000
Liabilities from risk management activities noncurrent		184,048,000				110,539,000				184,048,000	110,539,000
Regulatory cost of removal obligation		424,281,000				427,553,000				424,281,000	427,553,000
Pension and postretirement liabilities		297,743,000				287,373,000				297,743,000	287,373,000
Noncurrent liabilities of disposal group held for sale		316,000				347,000				316,000	347,000
Deferred credits and other liabilities		245,374,000				161,349,000				245,374,000	161,349,000
Total shareholders' equity and liabilities		$ 10,010,889,000				9,075,072,000				$ 10,010,889,000	9,075,072,000
Number Of Customers, Regulated Distribution | customers		3								3
Number Of Divisions, Regulated Distribution | regulated_gas_distributions_divisions		6								6
Number of States in which Entity Operates | state		8								8
Number of Operating Segments | segment										3
Reportable Subsegments [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										$ 2,454,648,000	2,926,985,000	3,243,904,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										2,454,648,000	2,926,985,000	3,243,904,000
Intersubsegment Eliminations [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										0	0	0
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										0	0	0
Distribution Segment [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues		$ 403,303,000	424,905,000	862,127,000	649,443,000	382,031,000	429,482,000	1,145,082,000	864,767,000	2,339,778,000	2,821,362,000	3,139,221,000
Purchased gas cost										1,058,576,000	1,574,447,000	1,952,869,000
Gross profit										1,281,202,000	1,246,915,000	1,186,352,000
Operating expenses
Operation and maintenance										407,982,000	393,504,000	391,747,000
Depreciation and amortization										234,109,000	224,094,000	209,485,000
Taxes, other than income										197,227,000	206,625,000	196,503,000
Total operating expenses										839,318,000	824,223,000	797,735,000
Operating income										441,884,000	422,692,000	388,617,000
Miscellaneous income (expense), net										1,171,000	284,000	3,000
Interest charges										78,238,000	83,087,000	92,997,000
Income (loss) before income taxes										364,817,000	339,889,000	295,623,000
Income tax expense										130,987,000	134,069,000	121,165,000
Income from Continuing Operations, Net of Tax										233,830,000	205,820,000	174,458,000
Net income from discontinued operations, net of tax										0	0	0
Net income										233,830,000	205,820,000	174,458,000
Capital expenditures										740,246,000	670,620,000	574,656,000
ASSETS
Net property, plant and equipment		6,208,465,000				5,656,788,000				6,208,465,000	5,656,788,000
Investment in subsidaries		768,415,000				653,249,000				768,415,000	653,249,000
Current assets
Cash and cash equivalents		22,117,000				24,645,000				22,117,000	24,645,000
Current assets of disposal group classified as held for sale		0				0				0	0
Other current assets		489,963,000				478,054,000				489,963,000	478,054,000
Intercompany receivables		971,665,000				863,088,000				971,665,000	863,088,000
Total current assets		1,483,745,000				1,365,787,000				1,483,745,000	1,365,787,000
Goodwill		583,950,000				583,285,000				583,950,000	583,285,000
Noncurrent assets of disposal group classified as held for sale		0				0				0	0
Deferred charges and other assets		277,240,000				257,635,000				277,240,000	257,635,000
Total assets		9,321,815,000				8,516,744,000				9,321,815,000	8,516,744,000
CAPITALIZATION AND LIABILITIES
Shareholders' equity		3,463,059,000				3,194,797,000				3,463,059,000	3,194,797,000
Long-term debt		2,188,779,000				2,437,515,000				2,188,779,000	2,437,515,000
Total capitalization		5,651,838,000				5,632,312,000				5,651,838,000	5,632,312,000
Current liabilities
Current maturities of long-term debt		250,000,000								250,000,000
Short-term debt		829,811,000				457,927,000				829,811,000	457,927,000
Current liabilities of disposal group classified as held for sale		0				0				0	0
Other current liabilities		605,790,000				578,439,000				605,790,000	578,439,000
Intercompany payables		0				0				0	0
Total current liabilities		1,685,601,000				1,036,366,000				1,685,601,000	1,036,366,000
Deferred income taxes		1,055,348,000				1,007,198,000				1,055,348,000	1,007,198,000
Regulatory cost of removal obligation		397,162,000				399,747,000				397,162,000	399,747,000
Pension and postretirement liabilities		297,743,000				287,373,000				297,743,000	287,373,000
Noncurrent liabilities of disposal group held for sale		0				0				0	0
Deferred credits and other liabilities		234,123,000				153,748,000				234,123,000	153,748,000
Total shareholders' equity and liabilities		9,321,815,000				8,516,744,000				9,321,815,000	8,516,744,000
Distribution Segment [Member] | Reportable Subsegments [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										2,338,404,000	2,819,977,000	3,137,858,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										2,338,404,000	2,819,977,000	3,137,858,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Gas Sales Revenues [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										2,236,774,000	2,718,311,000	3,040,656,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										2,236,774,000	2,718,311,000	3,040,656,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Gas Sales Revenues [Member] | Residential Customers [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										1,477,049,000	1,761,689,000	1,933,099,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										1,477,049,000	1,761,689,000	1,933,099,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Gas Sales Revenues [Member] | Commercial Customers [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										619,979,000	772,187,000	876,042,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										619,979,000	772,187,000	876,042,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Gas Sales Revenues [Member] | Industrial Customers [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										98,439,000	131,034,000	166,736,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										98,439,000	131,034,000	166,736,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Gas Sales Revenues [Member] | Public Authority and Other Customers [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										41,307,000	53,401,000	64,779,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										41,307,000	53,401,000	64,779,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Gas Transportation Revenues [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										76,690,000	72,340,000	68,020,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										76,690,000	72,340,000	68,020,000
Distribution Segment [Member] | Reportable Subsegments [Member] | Other Gas Revenues [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										24,940,000	29,326,000	29,182,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										24,940,000	29,326,000	29,182,000
Distribution Segment [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										1,374,000	1,385,000	1,363,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										1,374,000	1,385,000	1,363,000
Pipeline and Storage Segment [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues		112,772,000	113,855,000	102,153,000	98,416,000	101,895,000	99,008,000	96,893,000	87,161,000	427,196,000	384,957,000	337,540,000
Purchased gas cost										(58,000)	562,000	2,048,000
Gross profit										427,254,000	384,395,000	335,492,000
Operating expenses
Operation and maintenance										130,610,000	122,902,000	90,729,000
Depreciation and amortization										56,682,000	48,314,000	42,187,000
Taxes, other than income										24,616,000	23,639,000	13,971,000
Total operating expenses										211,908,000	194,855,000	146,887,000
Operating income										215,346,000	189,540,000	188,605,000
Miscellaneous income (expense), net										(1,405,000)	(1,103,000)	(3,006,000)
Interest charges										36,574,000	33,154,000	36,279,000
Income (loss) before income taxes										177,367,000	155,283,000	149,320,000
Income tax expense										65,655,000	55,480,000	53,447,000
Income from Continuing Operations, Net of Tax										111,712,000	99,803,000	95,873,000
Net income from discontinued operations, net of tax										0	0	0
Net income										111,712,000	99,803,000	95,873,000
Capital expenditures										346,383,000	292,775,000	248,226,000
ASSETS
Net property, plant and equipment		2,060,141,000				1,759,912,000				2,060,141,000	1,759,912,000
Investment in subsidaries		13,854,000				13,854,000				13,854,000	13,854,000
Current assets
Cash and cash equivalents		0				0				0	0
Current assets of disposal group classified as held for sale		0				0				0	0
Other current assets		39,078,000				50,309,000				39,078,000	50,309,000
Intercompany receivables		0				0				0	0
Total current assets		39,078,000				50,309,000				39,078,000	50,309,000
Goodwill		143,012,000				142,972,000				143,012,000	142,972,000
Noncurrent assets of disposal group classified as held for sale		0				0				0	0
Deferred charges and other assets		27,779,000				17,890,000				27,779,000	17,890,000
Total assets		2,283,864,000				1,984,937,000				2,283,864,000	1,984,937,000
CAPITALIZATION AND LIABILITIES
Shareholders' equity		715,672,000				629,820,000				715,672,000	629,820,000
Long-term debt		0				0				0	0
Total capitalization		715,672,000				629,820,000				715,672,000	629,820,000
Current liabilities
Current maturities of long-term debt		0								0
Short-term debt		0				0				0	0
Current liabilities of disposal group classified as held for sale		0				0				0	0
Other current liabilities		39,911,000				49,352,000				39,911,000	49,352,000
Intercompany payables		957,526,000				866,048,000				957,526,000	866,048,000
Total current liabilities		997,437,000				915,400,000				997,437,000	915,400,000
Deferred income taxes		543,390,000				411,722,000				543,390,000	411,722,000
Regulatory cost of removal obligation		27,119,000				27,806,000				27,119,000	27,806,000
Pension and postretirement liabilities		0				0				0	0
Noncurrent liabilities of disposal group held for sale		0				0				0	0
Deferred credits and other liabilities		246,000				189,000				246,000	189,000
Total shareholders' equity and liabilities		2,283,864,000				1,984,937,000				2,283,864,000	1,984,937,000
Pipeline and Storage Segment [Member] | Reportable Subsegments [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										116,244,000	107,008,000	106,046,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										116,244,000	107,008,000	106,046,000
Pipeline and Storage Segment [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										310,952,000	277,949,000	231,494,000
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										310,952,000	277,949,000	231,494,000
Natural Gas Marketing Segment [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues										0	0	0
Purchased gas cost										0	0	0
Gross profit										0	0	0
Operating expenses
Operation and maintenance										0	0	0
Depreciation and amortization										0	0	0
Taxes, other than income										0	0	0
Total operating expenses										0	0	0
Operating income										0	0	0
Miscellaneous income (expense), net										0	0	0
Interest charges										0	0	0
Income (loss) before income taxes										0	0	0
Income tax expense										0	0	0
Income from Continuing Operations, Net of Tax										0	0	0
Net income from discontinued operations, net of tax										4,562,000	9,452,000	19,486,000
Net income										4,562,000	9,452,000	19,486,000
Capital expenditures										321,000	226,000	1,559,000
ASSETS
Net property, plant and equipment		0				0				0	0
Investment in subsidaries		0				0				0	0
Current assets
Cash and cash equivalents		25,417,000				4,008,000				25,417,000	4,008,000
Current assets of disposal group classified as held for sale		162,508,000				148,904,000				162,508,000	148,904,000
Other current assets		5,000				(3,385,000)				5,000	(3,385,000)
Intercompany receivables		0				2,960,000				0	2,960,000
Total current assets		187,930,000				152,487,000				187,930,000	152,487,000
Goodwill		0				0				0	0
Noncurrent assets of disposal group classified as held for sale		28,785,000				30,385,000				28,785,000	30,385,000
Deferred charges and other assets		0				(101,000)				0	(101,000)
Total assets		216,715,000				182,771,000				216,715,000	182,771,000
CAPITALIZATION AND LIABILITIES
Shareholders' equity		66,597,000				37,283,000				66,597,000	37,283,000
Long-term debt		0				0				0	0
Total capitalization		66,597,000				37,283,000				66,597,000	37,283,000
Current liabilities
Current maturities of long-term debt		0								0
Short-term debt		35,000,000				50,000,000				35,000,000	50,000,000
Current liabilities of disposal group classified as held for sale		81,908,000				89,471,000				81,908,000	89,471,000
Other current liabilities		3,263,000				5,863,000				3,263,000	5,863,000
Intercompany payables		14,139,000				0				14,139,000	0
Total current liabilities		134,310,000				145,334,000				134,310,000	145,334,000
Deferred income taxes		4,318,000				(7,605,000)				4,318,000	(7,605,000)
Regulatory cost of removal obligation		0				0				0	0
Pension and postretirement liabilities		0				0				0	0
Noncurrent liabilities of disposal group held for sale		316,000				347,000				316,000	347,000
Deferred credits and other liabilities		11,174,000				7,412,000				11,174,000	7,412,000
Total shareholders' equity and liabilities		216,715,000				182,771,000				216,715,000	182,771,000
Natural Gas Marketing Segment [Member] | Reportable Subsegments [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										0	0	0
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										0	0	0
Natural Gas Marketing Segment [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										0	0	0
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										0	0	0
Intersegment Elimination [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues		(82,432,000)	$ (82,548,000)	$ (74,240,000)	$ (73,106,000)	(72,783,000)	$ (72,985,000)	$ (68,879,000)	$ (64,687,000)	(312,326,000)	(279,334,000)	(232,857,000)
Purchased gas cost										(312,326,000)	(279,334,000)	(232,857,000)
Gross profit										0	0	0
Operating expenses
Operation and maintenance										0	0	0
Depreciation and amortization										0	0	0
Taxes, other than income										0	0	0
Total operating expenses										0	0	0
Operating income										0	0	0
Miscellaneous income (expense), net										0	0	0
Interest charges										0	0	0
Income (loss) before income taxes										0	0	0
Income tax expense										0	0	0
Income from Continuing Operations, Net of Tax										0	0	0
Net income from discontinued operations, net of tax										0	0	0
Net income										0	0	0
Capital expenditures										0	0	0
ASSETS
Net property, plant and equipment		0				0				0	0
Investment in subsidaries		(782,269,000)				(667,103,000)				(782,269,000)	(667,103,000)
Current assets
Cash and cash equivalents		0				0				0	0
Current assets of disposal group classified as held for sale		(11,391,000)				(9,849,000)				(11,391,000)	(9,849,000)
Other current assets		(46,011,000)				(66,380,000)				(46,011,000)	(66,380,000)
Intercompany receivables		(971,665,000)				(866,048,000)				(971,665,000)	(866,048,000)
Total current assets		(1,029,067,000)				(942,277,000)				(1,029,067,000)	(942,277,000)
Goodwill		0				0				0	0
Noncurrent assets of disposal group classified as held for sale		(169,000)				0				(169,000)	0
Deferred charges and other assets		0				0				0	0
Total assets		(1,811,505,000)				(1,609,380,000)				(1,811,505,000)	(1,609,380,000)
CAPITALIZATION AND LIABILITIES
Shareholders' equity		(782,269,000)				(667,103,000)				(782,269,000)	(667,103,000)
Long-term debt		0				0				0	0
Total capitalization		(782,269,000)				(667,103,000)				(782,269,000)	(667,103,000)
Current liabilities
Current maturities of long-term debt		0								0
Short-term debt		(35,000,000)				(50,000,000)				(35,000,000)	(50,000,000)
Current liabilities of disposal group classified as held for sale		(9,008,000)				(14,911,000)				(9,008,000)	(14,911,000)
Other current liabilities		(13,394,000)				(11,318,000)				(13,394,000)	(11,318,000)
Intercompany payables		(971,665,000)				(866,048,000)				(971,665,000)	(866,048,000)
Total current liabilities		(1,029,067,000)				(942,277,000)				(1,029,067,000)	(942,277,000)
Deferred income taxes		0				0				0	0
Regulatory cost of removal obligation		0				0				0	0
Pension and postretirement liabilities		0				0				0	0
Noncurrent liabilities of disposal group held for sale		0				0				0	0
Deferred credits and other liabilities		(169,000)				0				(169,000)	0
Total shareholders' equity and liabilities		$ (1,811,505,000)				$ (1,609,380,000)				(1,811,505,000)	(1,609,380,000)
Intersegment Elimination [Member] | Reportable Subsegments [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										0	0	0
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										0	0	0
Intersegment Elimination [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information Profit Loss [Abstract]
Operating revenues from external parties										(312,326,000)	(279,334,000)	(232,857,000)
Revenue from External Customers by Products and Services Table [Abstract]
Operating revenues from external parties										$ (312,326,000)	$ (279,334,000)	$ (232,857,000)

[1]	Net property, plant and equipment includes plant acquisition adjustments of $(59.8) million and $(68.1) million at September 30, 2016 and 2015.
[2]	Natural gas marketing had goodwill of $16.4 million at September 30, 2016 and 2015 classified as assets held for sale on the consolidated balance sheet.